Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
REVENUES	$ 8,142		$ 120,939	$ 1,300	$ 1,300
COST OF REVENUES
Farm expenses	66,743		66,743		531,246
Farm field lease	6,250		21,250
Farm management services - related party	60,000	60,000	652,550	120,000	180,000
TOTAL COST OF REVENUES	132,993	60,000	740,543	120,000	711,246
Gross margin	(124,851)	(60,000)	(619,604)	(118,700)	(709,946)
OPERATING EXPENSES:
Directors' fees	93,750	93,750	281,250	93,750	187,500
Professional fees	123,356	73,454	352,031	117,183	255,959
Research and development		39,172	118,669	144,369	206,191
Salary and compensation - officer		750,000		750,000	750,000
Salary and compensation - others	59,105		110,982
General and administrative expenses	69,302	14,868	204,616	36,160	113,742
TOTAL OPERATING EXPENSES	345,513	971,244	1,067,548	1,141,462	1,513,392
Loss from operations	(470,364)	(1,031,244)	(1,687,152)	(1,260,162)	(2,223,338)
OTHER (INCOME) EXPENSE:
Change in fair value of derivative liability	(73,723)		(305,244)
Financing cost	2,807	9,000	16,125	18,000	70,500
Foreign currency transaction gain (loss)	1		1,316
Interest expense	10,130	15,630	40,462	25,123	29,757
Interest income				(44)	(44)
TOTAL OTHER (INCOME) EXPENSE	(60,785)	24,630	(247,341)	43,079	100,213
Loss before income taxes and noncontrolling interest	(409,579)	(1,055,874)	(1,439,811)	(1,303,241)	(2,323,551)
Income tax provision
Net loss before non-controlling interest	(409,579)	(1,055,874)	(1,439,811)	(1,303,241)
Net loss attributable to the non-controlling interest	(44,978)		(97,338)
NET LOSS ATTRIBUTABLE TO STEVIA CORP	$ (364,601)	$ (1,055,874)	$ (1,342,473)	$ (1,303,241)	$ (2,323,551)
Net loss per common share- Basic and diluted:	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.05)
Weighted average common shares outstanding - Basic and diluted	63,225,253	54,854,293	61,613,572	40,575,587	45,093,271